CONSOLIDATED BALANCE SHEET € in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2020 EUR (€)	[1]	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 EUR (€)	[1]
Non-current assets
Intangible assets	$ 83,834		$ 94,083				$ 79,403
Property, plant and equipment	13,222		12,226				9,591
Right-of-use assets	19,943		9,427				6,704
Long-term prepayments	194		0				0
Deferred tax assets	21,216		31,877				32,061
Investment accounted for using the equity method	7,201		7,118				6,177
Investments in equity instruments designated as at FVTOCI	1,449		0				0
Restricted cash (non-current)	812		510				2,543
Total non-current assets	147,871		155,241				136,479
Current assets
Inventories	27,310		21,157				16,223
Trade and other receivables	29,983		35,901				28,864
Restricted cash	227		995				0
Cash and cash equivalents	191,924		205,159	[2]			74,348	[2]
Total current assets	249,444		263,212				119,435
Total assets	397,315		418,453				255,915
Equity
Share capital	7,429		7,312				7,226
Share premium	455,254		447,130				441,951
Legal reserves	3,400		24,614				8,926
Accumulated deficit	(273,167)		(295,621)				(340,715)
Shareholders’ equity	192,916		183,435	[3]			117,388	[3]
Non-current liabilities
Convertible bonds	139,007		149,727				0
Lease liabilities	18,456		8,230				4,893
Other financial liabilities	165		212				19,380
Total non-current liabilities	157,628		158,169				24,273
Current liabilities
Convertible bonds	1,879		2,040				0
Derivative financial liabilities	0		181				301
Trade and other payables	42,473		47,666				40,646
Lease liabilities	2,419		1,962				2,182
Other financial liabilities	0		25,000				20,000
Total current liabilities	46,771		76,849				114,254
Total equity and liabilities	$ 397,315		$ 418,453				$ 255,915
Loans and borrowings | €		€ 0			€ 0				€ 51,125

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[2]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of cash flows and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[3]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of changes in equity and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.